TRADE AND AMOUNTS RECEIVABLE (Schedule of trade and other receivables) (Details) $ in Thousands	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Trade accounts receivable		$ 2,595		$ 2,299		$ 4,288
Allowance for expected credit losses		(317)		(315)		(1,385)	$ (400)
HST/VAT receivable		765		1,840		2,294
Other receivables		175		126		62
Total		$ 3,218		$ 3,950		$ 5,259
TruHC Pharma GmbH [Member]
HST/VAT receivable | €	€ 19,919		€ 14,551		€ 6,761
Other receivables | €	1,263		4,343		11,638
Total | €	€ 21,182		€ 18,894		€ 18,399